Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Summary of Reconciliation of Carrying Amount of Intangible Assets and Goodwill	Reconciliation of carrying amount

	Goodwill	Trademark	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$
Cost
At January 1, 2023	875	69	1,644	127	2,715
Additions	—	—	—	1	1
Internally developed	—	—	—	28	28
Disposals/Write-off/Derecognition	—	—	—	(1)	(1)
Effects of movements in exchange rates	—	—	—	*	*
At December 31, 2023	875	69	1,644	155	2,743
Additions	—	—	—	4	4
Internally developed	—	—	—	40	40
Acquisition through business combination	38	1	—	2	41
Disposals/Write-off/Derecognition	—	—	—	*	*
Effects of movements in exchange rates	—	—	—	(1)	(1)
At December 31, 2024	913	70	1,644	200	2,827

	Goodwill	Trademark	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$
Accumulated amortization and impairment losses
At January 1, 2023	68	5	1,644	94	1,811
Amortization for the year	—	5	—	12	17
Disposal/Derecognition	—	—	—	(1)	(1)
Effects of movements in exchange rates	—	—	—	*	*
At December 31, 2023	68	10	1,644	105	1,827
Amortization for the year	—	6	—	19	25
Disposal/Derecognition	—	—	—	*	*
Effects of movements in exchange rates	—	—	—	*	*
At December 31, 2024	68	16	1,644	124	1,852
Carrying amounts
At January 1, 2023	807	64	—	33	904
At December 31, 2023	807	59	—	50	916
At December 31, 2024	845	54	—	76	975
*Amount less than $1 million
Included in the net carrying value of the Other intangible assets is internally developed software of $71 million (2023: $47 million).

Summary of Amortization of Intangible Assets

	2024	2023	2022
(in $ millions)	$	$	$
Amortization of intangible assets	25	17	21

Summary of Impairment Testing for CGUs Containing Goodwill
For the purposes of impairment testing, goodwill has been allocated (net of impairment loss recognized) to the Group’s CGUs as follows:

	Note	2024	2023
(in $ millions)	reference	$	$
Goodwill allocated
Southeast Asia Ride Hailing CGUs	6(iv)(a)	606	606
Malaysia Mart CGU	6(iv)(b)	163	163
Indonesia Payment CGU	6(iv)(c)	34	34
Other units with individually insignificant goodwill		42	4

Summary of Impairment Loss on Goodwill

	2024	2023	2022
(in $ millions)	$	$	$
Impairment loss on goodwill	—	—	3